LEASES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Expenses from payments of variable leases	$ 141,775	$ 142,064	$ 182,943
Expenses from low value leases	3,035	3,758	6,787
Expenses from short-term leases	21,608	28,120	32,083
Total	$ 166,418	$ 173,942	$ 221,813